Foreclosed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commercial [Member] Property	Dec. 31, 2011 Commercial [Member] Property	Sep. 30, 2012 Commercial Real Estate [Member]	Dec. 31, 2012 Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation allowance was established on one of the commercial real estate properties		$ 1,139
Number of properties				3	1
Written down value of foreclosed assets						447
Net gain from sale of foreclosed assets	$ 1,720	$ 1,000					$ 288